Risk and Capital Management - Maximum Exposure of Loan Operations and Lease Operations Portfolio Segregated By Business Sector (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 585,791	R$ 536,091
Loan operations and lease operations percentage	100.00%	100.00%
Industry and commerce [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 129,998	R$ 115,225
Loan operations and lease operations percentage	22.20%	21.50%
Services [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 126,718	R$ 119,487
Loan operations and lease operations percentage	21.60%	22.30%
Other sectors [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 26,693	R$ 29,388
Loan operations and lease operations percentage	4.60%	5.50%
Individuals [member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 302,382	R$ 271,991
Loan operations and lease operations percentage	51.60%	50.70%